Contract Assets, Current and Non-Current, Net/(Liabilities) - Schedule of Contract Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Contract Assets And Liabilities Abstract
Retainage included in contract assets due to being conditional on something other than solely passage of time	$ 1,680,374	$ 3,909,093
Less: allowance for expected credit loss	(89,186)	(175,798)
Contract assets, current, net	1,591,188	3,733,295
Retainage included in contract assets due to being conditional on something other than solely passage of time	686,934	976,709
Less: allowance for expected credit loss	(19,478)	(43,926)
Contract assets, non-current, net	667,456	932,783
Payments received or receivable (contracts receivable) in excess of revenue recognized on uncompleted contracts (contract liability), excluding retainage	$ (221,770)	$ (225,526)